Borrowings - Additional Information - Ferrosur Roca S.A. (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 12, 2019 USD ($)	Aug. 31, 2018 USD ($)	Dec. 31, 2019 ARS ($) Agreement	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)
Disclosure of detailed information about borrowings [line items]
Amount			$ 12,225,842	$ 9,172,530
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount			2,395,085	1,914,009
In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | Checking account advances [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount			$ 1,788,025
Average interest rate			57.30%
In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | HSBC Bank [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Amount			$ 607,060
In US Dollars [member] | Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Number of quarterly installments | Agreement			9
In US Dollars [member] | Ferrosur Roca S.A. [member] | Banco Latinoamericano de Comercio Exterior S.A [member]
Disclosure of detailed information about borrowings [line items]
Amount				$ 875,987
In US Dollars [member] | Ferrosur Roca S.A. [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | LIBOR plus 1.95% [member]
Disclosure of detailed information about borrowings [line items]
Borrowing term		365 days
In US Dollars [member] | Ferrosur Roca S.A. [member] | HSBC Bank [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 10,000,000
Amount			$ 607,060
Maturity period	365 days
Borrowings interest rate	8.75%		9.11%
Guarantees [member] | Ferrosur Roca S.A. [member] | HSBC Bank [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount			$ 10,000,000
Amount			$ 607,060
Guarantees [member] | In Argentina Pesos [member] | Ferrosur Roca S.A. [member] | HSBC Bank Argentina S.A [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 150,000,000
Guarantees [member] | In US Dollars [member] | Ferrosur Roca S.A. [member] | Banco Latinoamericano de Comercio Exterior S.A [member] | LIBOR plus 1.95% [member]
Disclosure of detailed information about borrowings [line items]
Face amount		$ 15,000,000